Exhibit 99.20

 COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Data Compare

Run Date - 04/27/2026 12:36:00 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXX	XXXX	4350120319	Doc Type	FullDocumentation	Bank Statement	Verified with Approval
XXXX	XXXX	XXXX	4350120319	First Payment Date	XXXX	XXXX	Verified
XXXX	XXXX	XXXX	4350120319	Maturity Date	XXXX	XXXX	Verified
XXXX	XXXX	XXXX	4350120319	Property Zip	XXXX	XXXX	Verified
XXXX	XXXX	XXXX	4350120320	Doc Type	Alternative	Debt Service Coverage	dscr used to qualify
XXXX	XXXX	XXXX	4350120320	Property Type	HighRiseCondominium	Condo Hotel
XXXX	XXXX	XXXX	4350120320	Property Zip	XXXX	XXXX	Original data is correct & represented in CLDD
XXXX	XXXX	XXXX	4350120320	Self-Employment Flag		N	dscr used to qualify